CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT
Cash and cash equivalents	R$ 6,835,057	R$ 3,249,127
Marketable securities	2,212,079	6,150,631
Trade accounts receivable	2,915,206	3,035,817
Inventories	4,009,335	4,685,595
Recoverable taxes	406,850	997,201
Derivative financial instruments	484,043	260,273
Advances to suppliers	43,162	170,481
Other assets	738,924	335,112
Total current assets, before assets held for sale	17,644,656	18,884,237
Assets held for sale	313,338
Total current assets	17,957,994	18,884,237
NON CURRENT
Marketable securities	184,778	179,703
Recoverable taxes	834,575	708,914
Deferred taxes	8,677,002	2,134,040
Derivative financial instruments	857,377	838,699
Advances to suppliers	1,015,115	1,087,149
Judicial deposits	257,789	268,672
Other assets	235,341	228,881
Biological assets	11,161,210	10,571,499
Investments	359,071	322,446
Property, plant and equipment	39,156,890	41,120,945
Right of use	4,344,078	3,850,237
Intangible	16,759,528	17,712,803
Total non-current	83,842,754	79,023,988
TOTAL ASSET	101,800,748	97,908,225
CURRENT
Trade accounts payable	2,361,098	2,376,459
Loans, financing and debentures	2,043,386	6,227,951
Lease liabilities	620,177	656,844
Derivative financial instruments	1,991,118	893,413
Taxes payable	170,482	307,639
Payroll and charges	492,728	400,435
Liabilities for assets acquisitions and subsidiaries	101,515	94,414
Dividends payable	6,232	5,720
Advance from customers	25,171	59,982
Other liabilities	360,916	456,338
Total current liabilities	8,172,823	11,479,195
NON CURRENT
Loans, financing and debentures	70,856,496	57,456,375
Lease liabilities	4,571,583	3,327,226
Derivative financial instruments	6,126,282	2,024,500
Liabilities for assets acquisitions and subsidiaries	400,713	447,201
Provision for judicial liabilities	3,255,955	3,512,477
Employee benefit plans	785,045	736,179
Deferred taxes	570	578,875
Share-based compensation plans	195,135	136,505
Other liabilities	98,768	121,723
Total non-current liabilities	86,290,547	68,341,061
TOTAL LIABILITIES	94,463,370	79,820,256
EQUITY
Share capital	9,235,546	9,235,546
Capital reserves	10,612	6,416,864
Treasury shares	(218,265)	(218,265)
Retained earnings reserves		317,144
Other reserves	2,129,944	2,221,341
Retained loss	(3,926,015)
Controlling shareholder's	7,231,822	17,972,630
Non-controlling interest	105,556	115,339
Total equity	7,337,378	18,087,969
TOTAL LIABILITIES AND EQUITY	R$ 101,800,748	R$ 97,908,225